COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
Commitments Disclosure
Schedule of future minimum payments under operating lease agreements	Future minimum payments under operating lease agreements are as follows:

Years Ending December 31,	(In thousands)
2014	$26,295
2015	26,213
2016	25,424
2017	22,354
2018	20,049
Thereafter	197,846
Total	$318,181

Schedule of commercial commitments outstanding
The Company also has funding commitments that could potentially require its performance in the event of demands by third parties or contingent events as follows:

	Amount of Commitment Expiration Per Period
	Less Than 1 Year	1-3 Years	Total Amounts Committed
	(In thousands)
Purchase obligations	$8,534	$3,009	$11,543
Letters of credit and surety bonds	2,937	69	3,006
Total commercial commitments	$11,471	$3,078	$14,549